Capital Structure, Financial Risk and Related Items - Capital Management (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Structure, Financial Risk and Related Items
Cash and cash equivalents	kr 8,957	kr 7,260	kr 3,552	kr 533
Marketable securities	kr 10,381	kr 8,819